FINANCIAL STATEMENT SCHEDULE I (BALANCE SHEET) (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 723,775	$ 76,596	$ 52,685
Prepaid expenses and other current assets	41,684	11,477
Total current assets	1,742,980	180,271
TOTAL ASSETS	3,343,651	1,239,143
Current liabilities:
Accrued expenses and other current liabilities	40,848	30,148
Total current liabilities	550,499	284,135
Equity:
Ordinary shares ($0.0001 par value 500,000,000 shares authorized as of December 31, 2020 and 2021; 369,878,552 shares issued and 365,235,402 shares outstanding as of December 31, 2020, 377,177,802 shares issued and 372,534,652 shares outstanding as of December 31, 2021)	38	37
Additional paid-in capital	1,016,855	412,450
Retained earnings	1,079,042	330,118
Accumulated other comprehensive income	67,773	26,267
Treasury shares, at cost (4,643,150 shares as of December 31, 2020 and 2021)	(1,749)	(1,749)
Total Daqo New Energy Corp. shareholders' equity	2,161,959	767,123
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,343,651	$ 1,239,143
Ordinary shares:
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	377,177,802	369,878,552
Ordinary shares, shares outstanding	372,534,652	365,235,402
Treasury Stock, Shares	4,643,150	4,643,150
Parent Company [Member]
Current assets:
Cash and cash equivalents	$ 2,263	$ 860
Prepaid expenses and other current assets	379	2,374
Total current assets	2,642	3,234
Investments in subsidiaries	2,159,482	764,046
TOTAL ASSETS	2,162,124	767,280
Current liabilities:
Accrued expenses and other current liabilities	165	157
Total current liabilities	165	157
Equity:
Ordinary shares ($0.0001 par value 500,000,000 shares authorized as of December 31, 2020 and 2021; 369,878,552 shares issued and 365,235,402 shares outstanding as of December 31, 2020, 377,177,802 shares issued and 372,534,652 shares outstanding as of December 31, 2021)	38	37
Additional paid-in capital	1,016,855	412,450
Retained earnings	1,079,042	330,118
Accumulated other comprehensive income	67,773	26,267
Treasury shares, at cost (4,643,150 shares as of December 31, 2020 and 2021)	(1,749)	(1,749)
Total Daqo New Energy Corp. shareholders' equity	2,161,959	767,123
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,162,124	$ 767,280
Ordinary shares:
Ordinary shares, par value	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	377,177,802	369,878,552
Ordinary shares, shares outstanding	372,534,652	365,235,402
Treasury Stock, Shares	4,643,150	4,643,150